Operating Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Jul. 31, 2024	Jul. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2024		$ 457,708
2025	14,000	267,239
2026	21,000	267,239
2027 and thereafter		204,540
Total lease payments	35,000	1,196,726
Less: imputed interest	(3,208)	(91,817)
Present value of lease liabilities	$ 31,792	$ 1,104,909